July 11, 2006

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND GENERAL MUNICIPAL MONEY MARKET FUND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND E*TRADE CLASS SHARES

Supplement to Prospectus Dated April 1, 2006

As of July 10, 2006, the Board members of the Fund approved the termination of E*TRADE Class shares of the Fund. Accordingly, effective July 11, 2006, E*TRADE Class shares will no longer be offered by the Fund.

July 11, 2006

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND GENERAL MUNICIPAL MONEY MARKET FUND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND E*TRADE CLASS SHARES

Supplement to Statement of Additional Information Dated April 1, 2006

As of July 10, 2006, the Board members of the Fund approved the termination of E*TRADE Class shares of the Fund. Accordingly, effective July 11, 2006, E*TRADE Class shares will no longer be offered by the Fund.